Intangibles Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Intangibles Assets (Tables) [Line Items]
Schedule of intangible assets

		(in thousands)
As of March 31, 2022	Useful Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Website development	3 years	$255	$94	$161
Talent acquisition	2 - 3 years	872	244	628

Intangible assets, net		$1,127	$338	$789

		(in thousands)
As of December 31, 2021	Useful Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Website development	3 years	$211	$75	$136
Talent acquisition	2 - 3 years	1,653	1,051	602

Intangible assets, net		$1,864	$1,126	$738

		(in thousands)
	Useful Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
As of December 31, 2021
Website development	3 years	$211	$75	$136
Talent acquisition	2 – 3 years	1,653	1,051	602

Intangible assets, net		$1,864	$1,126	$738

		(in thousands)
	Useful Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
As of December 31, 2020
Website development	3 years	$123	$15	$108
Talent acquisition	2 years	901	572	329

Intangible assets, net		$1,024	$587	$437

Schedule of estimated future amortization of intangible assets

(in thousands)
Years ending December 31,
2022 (remainder)	$344
2023	295
2024	149
2025	1

Total future amortization of amortizable intangible assets	$789

(in thousands)
Years ending December 31,
2022	$379
2023	265
2024	94

Total future amortization of amortizable intangible assets	$738